Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Estimated Future Amortization of Intangibles

The estimated future amortization of intangibles subject to amortization at December 31, 2021 was as follows:

5 Year Schedule

2022	$242,335
2023	242,335
2024	242,335
2025	242,335
2026	242,335
Thereafter	3,392,686

Total remaining amortization	$4,604,359